united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund

Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund

Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

Annual Report
June 30, 2016

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

We are pleased to present you with the HCM Tactical Growth Fund Annual Report for year ending June 30, 2016.

The HCM Tactical Growth Fund (the Fund) Class A shares, without load, returned -8.55% versus the HFRX Equity Hedge Index return of -8.33%. The Fund can take highly concentrated positions in specific market sectors, which can at times cause additional volatility with respect to the index and the broad market. Occasionally, these concentrated positions can lead to slight underperformance versus the benchmark, however we believe this strategy may allow us to add excess return over the long run. This year, the Fund’s performance was in line with its benchmark, but with its recent gains, we anticipate it may very well be on its way to push past its benchmark.

Several factors affected the performance of the Fund this year. The first interest rate hike in years and Great Britton’s vote to exit the European Union (Brexit) both contributed to the market decline and put pressure on many areas of the market. Adding to this stress, the presidential election incited investor’s nerves, which held equities back the first half of 2016.

The global market response to Brexit has been consistent with crisis event tendencies, leaving equities oversold. We have been expecting a bottoming process and renewed rallying. We remain bullish on equities, maintaining a maximum overweight allocation. The outlook is supported by accommodative global monetary policy, a positive supply/demand balance, excessive pessimism, and secular bull tailwinds – equities have produced double-digit per annum returns since the secular bull started in 2009. A key cyclical risk is a potential ceiling in U.S. earnings multiples, but global valuations are more reasonable, and the likely earnings growth recovery should reduce the upward pressure on multiples.

The HCM-BuyLine® is positive and any pull back should be seen as a buying opportunity. Brexit in our opinion should be seen as buying opportunity. Other than short term volatility, we see no long term threat to our stock market.

The HCM-BuyLine® is our proprietary tool designed to mitigate downside risk. It is a disciplined strategy that takes the emotion out of investing. Driven by mathematical market ratios, the model attempts to avoid major market downturns by moving out of equities while seeking to take advantage of market upturns.

The lack of hard data from the Brexit fallout and the uncertainty over the U.S. presidential election should push a potential rate hike at least to December. Any future rate change will depend on how financial markets and economic data perform in the next several months. With the conventions now behind us, the U.S. presidential election season is in its last phase.

The stock market has been acting closer to an incumbent party win than an incumbent party loss. The strength of the economy has been a key determinant of an incumbent party victory – while growth isn’t gangbusters, the U.S. economy is NOT in recession and we see that a near-term recession risk is low.

Thank you for being a shareholder of the HCM Tactical Growth Fund.

Sincerely,

The HCM Tactical Growth Fund

Tactical Growth Fund NLD Code: 5472-NLD-08/31/2016

We are pleased to present you with the HCM Divided Sector Plus Fund Annual Report for the year ending June 30, 2016.

The HCM Divided Sector Plus Fund (the Fund) Class A shares with load waived was up 10.11% compared to 3.99% on the S&P 500. This year was very satisfying as the performance was well above its benchmark. The Fund takes positions in dividend paying large cap stocks in each of the 10 major market industry sectors. The Fund can also utilize up to 33% leverage at the manager’s discretion in an effort to increase returns.

Several factors affected the performance of the Fund this year. The first interest rate hike in years and Great Britton’s vote to exit the European Union (Brexit) both contributed to the market decline and put pressure on many areas of the market. Adding to this stress, the presidential election incited investor’s nerves, which held equities back the first half of 2016.

The global market response to Brexit has been consistent with crisis event tendencies, leaving equities oversold. We have been expecting a bottoming process and renewed rallying. We remain bullish on equities, maintaining a maximum overweight allocation. The outlook is supported by accommodative global monetary policy, a positive supply/demand balance, excessive pessimism, and secular bull tailwinds – equities have produced double-digit per annum returns since the secular bull started in 2009. A key cyclical risk is a potential ceiling in U.S. earnings multiples, but global valuations are more reasonable, and the likely earnings growth recovery should reduce the upward pressure on multiples.

The HCM-BuyLine® is positive and any pull back should be seen as a buying opportunity. Brexit in our opinion should be seen as buying opportunity. Other than short term volatility, we see no long term threat to our stock market.

The HCM-BuyLine® is our proprietary tool designed to mitigate downside risk. It is a disciplined strategy that takes the emotion out of investing. Driven by mathematical market ratios, the model attempts to avoid major market downturns by moving out of equities while seeking to take advantage of market upturns.

The lack of hard data from the Brexit fallout and the uncertainty over the U.S. presidential election should push a potential rate hike at least to December. Any future rate change will depend on how financial markets and economic data perform in the next several months. With the conventions now behind us, the U.S. presidential election season is in its last phase.

The stock market has been acting closer to an incumbent party win than an incumbent party loss. The strength of the economy has been a key determinant of an incumbent party victory – while growth isn’t gangbusters, the U.S. economy is NOT in recession and we see that a near-term recession risk is low.

Thank you for being a shareholder of the HCM Divided Sector Plus Fund.

Sincerely,

The HCM Divided Sector Plus Fund

Dividend Sector Fund NLD Code: 5471-NLD-08/31/2016

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the periods ended June 30, 2016, compared to its benchmark:

		Annualized
		Inception** -
	One Year	June 30, 2016
HCM Tactical Growth Fund – Class A	(8.55)%	(5.94)%
HCM Tactical Growth Fund – Class A with load	(13.79)%	(8.80)%
HCM Tactical Growth Fund – Class I	(8.54)%	(5.95)%
HCM Tactical Growth Fund – Class R	(8.54)%	(5.95)%
HCM Tactical Growth Fund – Investor Class	(9.26)%	(6.34)%
HFRX Equity Hedge Index***	(8.33)%	(2.83)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The returns would have been lower had the Advisor not waived its fees. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 3.15% for Class A shares and 3.90% for Investor Class per the November 1, 2015 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.66% for Class I shares and 2.76% for Class R shares per the July 8, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2016

The Fund’s top holdings by industry sector and investment type as of June 30, 2016 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity Funds	55.3%
Common Stocks
Consumer, Non-cyclical	9.5%
Consumer, Cyclical	6.2%
Basic Materials	5.0%
Utilities	4.9%
Energy	4.9%
Technology	4.7%
Communications	4.5%
Financial	3.5%
Diversified	1.0%
Industrial	0.9%
Liabilities in excess of other assets	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the periods ended June 30, 2016, compared to its benchmark:

		Annualized
		Inception** -
	One Year	June 30, 2016
HCM Dividend Sector Plus Fund – Class A	10.11%	8.90%
HCM Dividend Sector Plus Fund – Class A with load	3.77%	4.07%
HCM Dividend Sector Plus Fund – Class I	10.11%	8.90%
HCM Dividend Sector Plus Fund – Class R	10.11%	8.90%
HCM Dividend Sector Plus Fund – Class A1	10.11%	8.90%
HCM Dividend Sector Plus Fund – Class A1 with load	3.77%	4.07%
HCM Dividend Sector Plus Fund – Investor Class	9.25%	8.25%
S&P 500 Total Return Index	3.99%	4.41%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.39% for Class A shares, 2.54% for Class A1 shares, and 3.14% for Investor Class shares per the November 1, 2015 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.51% for Class I shares and 2.36% for Class R shares per the March 3, 2015 prospectus. Class A and Class A1 shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2016

The Fund’s top industry sector and investment type as of June 30, 2016 are as follows:

Industry Sector/Investment Type	% of Net Assets
Common Stocks
Consumer, Non-cyclical	23.8%
Energy	15.8%
Communications	15.3%
Consumer, Cyclical	14.0%
Utilities	13.2%
Financial	13.0%
Technology	11.9%
Basic Materials	11.8%
Industrial	7.4%
Short Term Investment	5.5%
Liabilities in excess of other assets	(31.7)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Fair Value
	COMMON STOCKS - 45.1%
	AGRICULTURE - 2.1%
6,734	Archer-Daniels-Midland Co.	$288,821
4,772	Reynolds American, Inc.	257,354
		546,175
	AIRLINES - 1.4%
5,106	Delta Air Lines, Inc.	186,012
4,225	United Continental Holdings. *	173,394
		359,406
	AUTO PARTS & EQUIPMENT - 0.9%
7,840	General Motors Co.	221,872

	BIOTECHNOLOGY - 0.8%
2,582	Gilead Sciences, Inc.	215,390

	CHEMICALS - 2.6%
2,829	LyondellBasell Industries N.V.	210,534
4,765	The Dow Chemical Co.	236,868
9,209	The Mosaic Co.	241,092
		688,494
	COMMERCIAL SERVICES - 1.0%
3,970	United Rentals, Inc. *	266,387

	COMPUTERS - 3.5%
13,355	Hewlett Packard Enterprise Co.	243,996
19,754	HP, Inc.	247,913
7,090	Seagate Technology PLC	172,712
5,167	Western Digital Corp.	244,193
		908,814
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
6,164	Franklin Resources, Inc.	205,693
8,521	The Charles Schwab Corporation	215,666
		421,359
	ELECTRIC - 3.8%
3,354	Edison International	260,505
6,744	Exelon Corp.	245,212
5,107	Public Service Enterprise, Inc.	238,037
20,879	The AES Corp.	260,570
		1,004,324

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016

Shares		Fair Value
	FOOD - 1.8%
6,272	The Kroger Co.	$230,747
3,564	Tyson Foods, Inc.	238,040
		468,787
	FOREST PRODUCTS & PAPER - 1.0%
5,912	International Paper Co.	250,551

	GAS - 1.1%
11,488	CenterPoint Energy, Inc.	275,712

	HEALTHCARE - SERVICES - 3.8%
2,131	Aetna, Inc.	260,259
1,717	Anthem, Inc.	225,511
3,062	HCA Holdings, Inc. *	235,804
3,336	Quest Diagnostics, Inc.	271,584
		993,158
	HOLDING COMPANIES - DIVERS- 1.0%
14,971	Leucadia National Corp.	259,447

	INSURANCE - 1.8%
1,685	Berkshire Hathaway, Inc.*	243,971
3,313	Prudential Financial, Inc.	236,349
		480,320
	MINING - 1.4%
9,237	Newmont Mining Corp.	361,351

	OIL & GAS - 4.9%
4,219	Helmerich & Payne, Inc.	283,222
6,637	Marathon Petroleum Corp.	251,941
2,846	Tesoro Corp.	213,222
27,906	Transocean Ltd.	331,802
3,797	Valero Energy Corp.	193,647
		1,273,834
	RETAIL - 4.0%
7,551	Best Buy Co., Inc.	231,061
5,207	Kohl’s Corp.	197,450
21,978	Staples, Inc.	189,450
8,111	The Gap, Inc.	172,115
3,486	Wal-Mart Stores, Inc.	254,548
		1,044,624
	SEMICONDUCTORS - 1.2%
22,284	Micron Technology, Inc. *	306,628

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016

Shares		Fair Value
	TELECOMMUNICATIONS - 4.5%
6,169	AT&T, Inc.	$266,563
7,591	CenturyLink, Inc.	220,215
43,601	Frontier Communications Corp.	215,389
4,549	Level 3 Communications, Inc. *	234,228
4,467	Verizon Communications, Inc.	249,437
		1,185,832
	TRANSPORTATION - 0.9%
3,772	Ryder System, Inc.	230,620

	TOTAL COMMON STOCKS (Cost $11,393,429)	11,763,085

	EXCHANGE TRADED FUNDS - 55.3%
	EQUITY FUNDS - 55.3%
6,024	iShares Nasdaq Biotechnology ETF	1,550,216
87,094	ProShares Ultra QQQ	6,205,448
100,527	ProShares Ultra S&P500	6,669,966
	TOTAL EXCHANGE TRADED FUNDS (Cost $13,827,724)	14,425,630

	TOTAL INVESTMENTS - 100.4% (Cost $25,221,153) (a)	$26,188,715
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(105,039)
	NET ASSETS - 100.0%	$26,083,676

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,950,591 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,400,970
Unrealized Depreciation:	(1,162,846)
Net Unrealized Appreciation:	$238,124

*	Non-income producing security.

N.V. - Naamloze Vennootschap.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Fair Value
	COMMON STOCKS - 126.2%
	AGRICULTURE - 10.9%
31,697	Altria Group, Inc. ^	$2,185,825
53,957	Archer-Daniels-Midland Co. ^	2,314,216
20,087	Philip Morris Internationl, Inc.	2,043,250
39,979	Reynolds American, Inc. ^	2,156,067
		8,699,358
	AUTO MANUFACTURER - 2.4%
67,003	General Motors Co. ^	1,896,185

	BIOTECHNOLOGY - 2.3%
21,601	Gilead Sciences, Inc. ^	1,801,955

	CHEMICALS - 9.2%
65,166	CF Industries Holdings, Inc. ^	1,570,501
23,526	LyondellBasell Industries N.V. ^	1,750,805
39,245	The Dow Chemical Co. ^	1,950,869
76,964	The Mosaic Co. ^	2,014,917
		7,287,092
	COMPUTERS - 7.2%
163,838	HP, Inc. ^	2,056,167
65,370	Seagate Technology PLC ^	1,592,413
43,951	Western Digital Corp. ^	2,077,124
		5,725,704
	DIVERSIFIED FINANCIAL SERVICE - 2.5%
166,540	Navient Corp.	1,990,153

	ELECTRIC - 10.4%
176,623	AES Corp.	2,204,255
57,017	Exelon Corp.	2,073,138
56,725	FirstEnergy Corp. ^	1,980,270
43,355	Public Service Enterprise Group, Inc.	2,020,776
		8,278,439
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
37,386	Emerson Electric Co. ^	1,950,054

	FOREST PRODUCTS & PAPER - 2.6%
48,989	International Paper Co. ^	2,076,154

	GAS - 2.8%
94,389	Centerpoint Energy, Inc.	2,265,336

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016

Shares		Fair Value
	HEALTHCARE - SERVICES - 5.1%
14,146	Anthem, Inc.	$1,857,936
27,449	Quest Diagnostics Inc. ^	2,234,623
		4,092,559
	INSURANCE - 4.9%
27,538	Prudential Financial, Inc. ^	1,964,561
58,178	The Progressive Corp. ^	1,948,963
		3,913,524
	INTERNET - 2.8%
108,754	Symantec Corp.	2,233,807

	MACHINERY - DIVERSIFIED - 2.6%
18,155	Cummins, Inc.	2,041,348

	OFFICE & BUSINESS EQUIPMENT - 2.2%
96,946	Pitney Bowes, Inc. ^	1,725,639

	OIL & GAS - 2.9%
34,242	Helmerich & Payne, Inc. ^	2,298,665

	OIL & GAS SERVICES - 2.8%
67,275	National Oilwell Varco, Inc. ^	2,263,804

	PHARMACEUTICALS - 5.4%
33,761	AbbVie, Inc. ^	2,090,143
63,670	Pfizer, Inc. ^	2,241,821
		4,331,964
	PIPELINES - 10.1%
64,113	ONEOK, Inc.	3,042,162
65,111	Spectra Energy Corp.	2,385,016
120,752	The Williams Cos, Inc. ^	2,611,866
		8,039,044
	REAL ESTATE INVESTMENT TRUST (REIT) - 5.6%
127,522	Host Hotels & Resorts, Inc. ^	2,067,132
59,885	Iron Mountain, Inc.	2,385,219
		4,452,351
	RETAIL - 11.6%
63,253	Best Buy Co., Inc. ^	1,935,542
66,207	GameStop Corp. ^	1,759,782
46,504	Kohls Corp. ^	1,763,432
190,988	Staples, Inc. ^	1,646,316
28,985	Wal-Mart Stores, Inc.	2,116,485
		9,221,557

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016

Shares		Fair Value
	SEMICONDUCTORS - 2.6%
62,672	Intel Corp. ^	$2,055,642

	TELECOMMUNICATIONS - 12.5%
51,123	AT&T, Inc.	2,209,025
64,015	CenturyLink, Inc.	1,857,075
374,656	Frontier Communications Corp.	1,850,800
38,173	Level 3 Communications, Inc. *	1,965,528
37,607	Verizon Communications, Inc.	2,099,975
		9,982,403
	TRANSPORTATION - 2.4%
31,169	Ryder System, Inc.	1,905,673

	TOTAL COMMON STOCKS (Cost $94,875,074)	100,528,410

	SHORT-TERM INVESTMENT - 5.5%
	MONEY MARKET FUND - 5.5%
4,389,080	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $4,389,080)	4,389,080

	TOTAL INVESTMENTS - 131.7% (Cost $99,264,154) (a)	$104,917,490
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.7)%	(25,284,236)
	NET ASSETS - 100.0%	$79,633,254

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,549,161 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$8,897,076
Unrealized Depreciation:	(4,528,747)
Net Unrealized Appreciation:	$4,368,329

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

*	Non-income producing security.

^	All or a portion of this security is segregated as collateral for the Line of Credit as of June 30, 2016. These securities amounted to $48,410,287.

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

REIT- Real Estate Investment Trust.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2016

	HCM Tactical	HCM Dividend
	Growth Fund	Sector Plus Fund
ASSETS
Investment securities:
At cost	$25,221,153	$99,264,154
At fair value	$26,188,715	$104,917,490
Receivable for securities sold	124,957	—
Receivable for Fund shares sold	3,403	449,950
Dividends and interest receivable	17,481	171,374
Prepaid expenses	15,054	18,890
TOTAL ASSETS	26,349,610	105,557,704

LIABILITIES
Line of Credit Payable	—	22,628,976
Payable for investments purchased	—	3,042,344
Payable for Fund shares redeemed	19,902	121,888
Investment advisory fees payable	21,553	76,751
Distribution (12b-1) fees payable	5,776	17,178
Payable to related parties	6,588	11,717
Due to custodian	193,491	—
Accrued expenses and other liabilities	18,624	25,596
TOTAL LIABILITIES	265,934	25,924,450
NET ASSETS	$26,083,676	$79,633,254

Net Assets Consist Of:
Paid in capital	$29,049,035	$74,961,482
Undistributed net investment income (loss)	(43,558)	793,816
Accumulated net realized loss from security transactions	(3,889,363)	(1,775,380)
Net unrealized appreciation on investments	967,562	5,653,336
NET ASSETS	$26,083,676	$79,633,254

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2016

	HCM Tactical Growth Fund		HCM Dividend Sector Plus Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 25,630,958		$ 76,320,554
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,930,894		7,069,120
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 8.75		$ 10.80
Maximum offering price per share (maximum sales charge of 5.75%)	$ 9.28		$ 11.45

Class I Shares:
Net Assets	$ 9		$ 11
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.76	*	$ 10.80	*

Class R Shares:
Net Assets	$ 9		$ 11
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.76	*	$ 10.80	*

Class A1 Shares:
Net Assets			$ 11
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$ 10.80	*
Maximum offering price per share (maximum sales charge of 5.75%)			$ 11.46	*

Investor Class Shares:
Net Assets	$ 452,700		$ 3,312,667
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	52,089		308,442
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.69		$ 10.74

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%
* NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2016

	HCM Tactical	HCM Dividend
	Growth Fund	Sector Plus Fund
INVESTMENT INCOME
Dividends	$491,978	$2,606,412
Interest	5,027	5,824
TOTAL INVESTMENT INCOME	497,005	2,612,236

EXPENSES
Investment advisory fees	323,141	658,433
Interest Expense on line of credit fees	—	128,976
Distribution (12b-1) fees:
Class A	63,758	126,230
Investor Class	3,479	21,827
Administrative services fees	38,662	54,532
Registration fees	37,101	37,101
Accounting services fees	25,155	27,614
Transfer agent fees	22,509	28,049
Audit fees	15,001	14,001
Printing and postage expenses	9,569	14,119
Compliance officer fees	8,133	14,057
Legal fees	9,806	11,591
Trustees fees and expenses	12,005	10,408
Custodian fees	4,530	8,859
Non 12b-1 shareholder servicing	6,766	9,131
Insurance expense	1,102	1,603
Other expenses	5,307	7,602
TOTAL EXPENSES	586,024	1,174,133
Plus: Expenses recaptured by the Adviser	—	29,254
Less: Expenses waived by the Adviser	(68,934)	—

NET EXPENSES	517,090	1,203,387
NET INVESTMENT INCOME (LOSS)	(20,085)	1,408,849

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(2,862,371)	(1,922,396)
Distributions of realized gains from underlying investment companies	5,555	—
Net change in unrealized appreciation on investments	757,943	6,786,414

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,098,873)	4,864,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,118,958)	$6,272,867

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2016	June 30, 2015 **
FROM OPERATIONS
Net investment income (loss)	$(20,085)	$28,558
Net realized loss from security transactions	(2,862,371)	(691,992)
Distributions of realized gains from underlying investment companies	5,555	14,644
Net change in unrealized appreciation on investments	757,943	209,619
Net decrease in net assets resulting from operations	(2,118,958)	(439,171)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(373,479)	—
Investor Class	(6,225)	—
Class R	— +	—
Class I	— +	—
From net investment income:
Class A	—	(28,539)
Net decrease in net assets resulting from distributions to shareholders	(379,704)	(28,539)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	15,411,877	31,909,464
Investor Class	562,010	10
Class R	—	10
Class I	—	10
Net asset value of shares issued in reinvestment of distributions:
Class A	220,797	16,894
Investor Class	6,225	—
Class R	— +	—
Class I	— +	—
Redemption fee proceeds:
Class A	4,053	4,091
Investor Class	64	—
Payments for shares redeemed:
Class A	(11,834,029)	(7,145,077)
Investor Class	(106,351)	—
Net increase in net assets resulting from shares of beneficial interest	4,264,646	24,785,402

TOTAL INCREASE IN NET ASSETS	1,765,984	24,317,692

NET ASSETS
Beginning of Period	24,317,692	—
End of Period *	$26,083,676	$24,317,692
* Includes undistributed net investment loss of:	$(43,558)	$(5,325)

**	The HCM Tactical Growth Fund commenced operations on July 30, 2014.

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Period Ended
	June 30, 2016	June 30, 2015 **
SHARE ACTIVITY
Class A:
Shares Sold	1,754,543	3,238,144
Shares Reinvested	24,397	1,754
Shares Redeemed	(1,351,688)	(736,256)
Net increase in shares of beneficial interest outstanding	427,252	2,503,642

Class I:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class R:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Investor Class:
Shares Sold	63,923	1
Shares Reinvested	690	—
Shares Redeemed	(12,525)	—
Net increase in shares of beneficial interest outstanding	52,088	1

**	The HCM Tactical Growth Fund commenced operations on July 30, 2014.

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Period Ended
	June 30, 2016		June 30, 2015 **
FROM OPERATIONS
Net investment income	$1,408,849		$178,430
Net realized gain (loss) from security transactions	(1,922,396)		990,986
Net change in unrealized appreciation (depreciation) on investments	6,786,414		(1,133,078)
Net increase in net assets resulting from operations	6,272,867		36,338

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(1,025,924)		—
Class I	—	+	—
Class R	—	+	—
Class A1	—	+	—
Investor Class	(50,826)		—
From net investment income:
Class A	(571,302)		—
Class I	—	+	—
Class R	—	+	—
Class A1	—	+	—
Investor Class	(22,930)
Net decrease in net assets resulting from distributions to shareholders	(1,670,982)		—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	52,998,922		39,804,316
Class I	—		10
Class R	—		10
Class A1	—		10
Investor Class	3,543,647		10
Net asset value of shares issued in reinvestment of distributions:
Class A	826,342		—
Class I	—	+
Class R	—	+	—
Class A1	—	+	—
Investor Class	70,189		—
Redemption fee proceeds:
Class A	17,420		6,751
Investor Class	824		—
Payments for shares redeemed:
Class A	(18,867,134)		(2,915,586)
Investor Class	(490,700)		—
Net increase in net assets resulting from shares of beneficial interest	38,099,510		36,895,521

TOTAL INCREASE IN NET ASSETS	42,701,395		36,931,859

NET ASSETS
Beginning of Period	36,931,859		—
End of Period *	$79,633,254		$36,931,859
* Includes undistributed net investment income of:	$793,816		$165,873

**	The HCM Dividend Sector Plus Fund commenced operations on March 11, 2015.

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Period Ended
	June 30, 2016	June 30, 2015 **
SHARE ACTIVITY
Class A:
Shares Sold	5,228,676	3,917,682
Shares Reinvested	87,259	—
Shares Redeemed	(1,886,123)	(278,374)
Net increase in shares of beneficial interest outstanding	3,429,812	3,639,308

Class I:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class R:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class A1:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Investor Class:
Shares Sold	349,984	1
Shares Reinvested	7,420	—
Shares Redeemed	(48,963)	—
Net increase in shares of beneficial interest outstanding	308,441	1

**	The HCM Dividend Sector Plus Fund commenced operations on March 11, 2015.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
STATEMENT OF CASH FLOWS
For the Year Ended June 30, 2016

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 6,272,867
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(154,181,059)
Proceeds from sale of long-term portfolio investments	95,180,907
Net short term purchases	(2,805,043)

Net realized loss on investments	1,922,396
Change in unrealized depreciation on investments	(6,786,414)

Changes in assets and liabilities:
(Increase)/Decrease in assets:
Receivable for fund shares sold	(344,431)
Dividends and interest receivable	(98,139)
Prepaid expenses and other assets	13,622
Increase/(Decrease) in liabilities:
Investment advisory fees payable	41,141
Payable for securities purchased	1,669,475
Payable for fund shares repurchased	41,618
Fees payable to related parties	11,717
Distribtion (12b-1) fees payable	8,926
Other accrued expenses	(5,087)
Net cash provided by operating activities	(59,057,504)

Cash flows from financing activities:
Increase in line of credit	22,628,976
Proceeds from shares issued	56,542,569
Payment on shares redeemed	(19,339,590)
Cash distributions paid to shareholders, net of reinvestments	(774,451)
Net cash used for financing activities	59,057,504

Net increase (decrease) in cash	—
Cash at beginning of year	—
Cash at end of year	$—

Supplemental disclosure of non-cash activity:
Noncash financing activities not included above consists of reinvestment of distributions	$94,679

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Period Ended
Class A	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$9.71		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.00	) (9)	0.01
Net realized and unrealized loss on investments	(0.83)		(0.29)
Total from investment operations	(0.83)		(0.28)

Less distributions from:
Net investment income	—		(0.01)
Net realized gains	(0.13)		—
Total distributions	(0.13)		(0.01)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00
Net asset value, end of period	$8.75		$9.71

Total return (3)	(8.55)%		(2.77	)% (8)
Net assets, at end of period (000s)	$25,631		$24,318

Ratio of gross expenses to average net assets (4)(5)(6)	2.26%		2.52%
Ratio of net expenses to average net assets (5)(6)	1.99%		1.99%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(0.04)%		0.15%
Portfolio Turnover Rate	238%		247	% (8)

(1)	The HCM Tactical Growth Fund’s Class A shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Period Ended
Class I	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.07	0.00	(10)
Net realized and unrealized loss on investments	(0.90)	(0.28)
Total from investment operations	(0.83)	(0.28)

Less distributions from:
Net realized gains	(0.13)	—
Total distributions	(0.13)	—

Net asset value, end of period	$8.76	$9.72

Total return (3)	(8.54)%	(2.80	)% (8)
Net assets, at end of period (000s) (9)	$9	$11

Ratio of gross expenses to average net assets (4)(5)(6)	2.01%	2.27%
Ratio of net expenses to average net assets (5)(6)	1.74%	1.74%
Ratio of net investment loss to average net assets (5)(6)(7)	(0.29)%	(0.10)%
Portfolio Turnover Rate	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class I shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Period Ended
Class R	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.10	0.00	(10)
Net realized and unrealized loss on investments	(0.93)	(0.28)
Total from investment operations	(0.83)	(0.28)

Less distributions from:
Net realized gains	(0.13)	—
Total distributions	(0.13)	—

Net asset value, end of period	$8.76	$9.72

Total return (3)	(8.54)%	(2.80	)% (8)
Net assets, at end of period (000s) (9)	$9	$10

Ratio of gross expenses to average net assets (4)(5)(6)	2.11%	2.37%
Ratio of net expenses to average net assets (5)(6)	1.84%	1.84%
Ratio of net investment income to average net assets (5)(6)(7)	(0.19)%	0.00%
Portfolio Turnover Rate	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class R shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Year Ended	Period Ended
Investor Class	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$9.72	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.09)	0.00	(10)
Net realized and unrealized loss on investments	(0.81)	(0.28)
Total from investment operations	(0.90)	(0.28)

Less distributions from:
Net realized gains	(0.13)	—
Total distributions	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	—
Net asset value, end of period	$8.69	$9.72

Total return (3)	(9.26)%	(2.80	)% (8)
Net assets, at end of period (000s)	$453	$10	(9)

Ratio of gross expenses to average net assets (4)(5)(6)	3.01%	3.27%
Ratio of net expenses to average net assets (5)(6)	2.74%	2.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(1.09)%	0.90%
Portfolio Turnover Rate	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Investor Class shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Period Ended
Class A	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.27		0.06
Net realized and unrealized gain on investments	0.71		0.09
Total from investment operations	0.98		0.15

Less distributions from:
Net investment income	(0.12)		—
Net realized gains	(0.21)		—
Total distributions	(0.33)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	—
Net asset value, end of period	$10.80		$10.15

Total return (3)	10.11%		1.50	% (8)(12)
Net assets, at end of period (000s)	$76,321		$36,932

Ratio of gross expenses to average net assets (4)(5)(6)	2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(6)	2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.70%		1.76%
Portfolio Turnover Rate	163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Period Ended
Class I	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.37		0.00	(9)
Net realized and unrealized gain on investments	0.61		0.15
Total from investment operations	0.98		0.15

Less distributions from:
Net investment income	(0.12)		—
Net realized gains	(0.21)		—
Total distributions	(0.33)		—

Net asset value, end of period	$10.80		$10.15

Total return (3)	10.11%		1.50	% (8)(13)
Net assets, at end of period (000s) (12)	$11		$10

Ratio of gross expenses to average net assets (4)(5)(6)	2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(6)	2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.70%		1.76%
Portfolio Turnover Rate (8)	163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class I shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Period Ended
Class R	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.39		0.00	(9)
Net realized and unrealized gain on investments	0.59		0.15
Total from investment operations	0.98		0.15

Less distributions from:
Net investment income	(0.12)		—
Net realized gains	(0.21)		—
Total distributions	(0.33)		—

Net asset value, end of period	$10.80		$10.15

Total return (3)	10.11%		1.50	% (8)(13)
Net assets, at end of period (000s) (12)	$11		$10

Ratio of gross expenses to average net assets (4)(5)(6)	2.04	% (11)	2.23%
Ratio of net expenses to average net assets (5)(6)	2.09	% (10)	1.84%
Ratio of net investment income to average net assets (5)(6)(7)	2.55%		1.61%
Portfolio Turnover Rate (8)	163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class R shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Period Ended
Class A1	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.36		0.00	(9)
Net realized and unrealized gain on investments	0.62		0.15
Total from investment operations	0.98		0.15

Less distributions from:
Net investment income	(0.12)		—
Net realized gains	(0.21)		—
Total distributions	(0.33)		—

Net asset value, end of period	$10.80		$10.15

Total return (3)	10.11%		1.50	% (8)(13)
Net assets, at end of period (000s) (12)	$11		$10

Ratio of gross expenses to average net assets (4)(5)(6)	2.34	% (11)	2.53%
Ratio of net expenses to average net assets (5)(6)	2.39	% (10)	2.14%
Ratio of net investment income to average net assets (5)(6)(7)	2.85%		1.91%
Portfolio Turnover Rate (8)	163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A1 shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Period Ended
Investor Class	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.18		0.00	(9)
Net realized and unrealized gain (loss) on investments	0.72		0.15
Total from investment operations	0.90		0.15

Less distributions from:
Net investment income	(0.10)		—
Net realized gains	(0.21)		—
Total distributions	(0.31)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	—
Net asset value, end of period	$10.74		$10.15

Total return (3)	9.25%		1.50	% (8)(13)
Net assets, at end of period (000s)	$3,313		$10	(12)

Ratio of gross expenses to average net assets (4)(5)(6)	2.94	% (11)	3.13%
Ratio of net expenses to average net assets (5)(6)	2.99	% (10)	2.74%
Ratio of net investment income to average net assets (5)(6)(7)	3.44%		2.51%
Portfolio Turnover Rate (8)	163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Investor Class shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

See accompanying notes to financial statements.

29

The HCM Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2016

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”) and HCM Dividend Sector Plus Fund (“HDSPF”), (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Funds’ investment objective is to seek long-term capital appreciation. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015.

The Funds offer Class A, Class I, Class R shares and Investor Class shares. HDSPF also offers Class A1 shares. Class I and Class R shares are not currently available for sale. Class I , Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for each Fund’s assets measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,763,085	$—	$—	$11,763,085
Exchange Traded Funds	14,425,630	—	—	14,425,630
Total	$26,188,715	$—	$—	$26,188,715

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$100,528,410	$—	$—	$100,528,410
Short-Term Investment	4,389,080	—	—	4,389,080
Total	$104,917,490	$—	$—	$104,917,490

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with MUFG Union Bank, N.A. and BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of the Fund’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the Interest Rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or 1M Libor plus 150 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. Average borrowings during the periods that the line of credit was in use and the average interest rate during the year ended June 30, 2016 were $11,850,062 and 1.97%, respectively. The largest outstanding borrowing during the year ended June 30, 2016 was $22,628,976. As of June 30, 2016, the Fund had $22,628,976 in borrowings outstanding.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

Federal Income Taxes – The Funds have qualified and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded open since inception related to uncertain tax positions taken or expected to be taken in the Funds’ tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that und. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner asf deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $60,250,486 and $56,058,706, respectively, for HTGF. For the year ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $154,181,060 and $95,180,907, respectively, for HDSPF.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets. For the year ended June 30, 2016, the Adviser earned management fees of $323,141 and $658,433 for HTGF and HDSPF, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2016 and October 31, 2017 for HTGF and HDSPF, respectively, to waive a portion of its advisory fee and has agreed to reimburse HTGF and HDSPF for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	N/A
HDSPF	1.99%	1.99%	1.84%	2.14%	2.74%

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and each Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause the each Fund’s expenses to exceed the expense limitation then in place or in place at time of waiver. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement upon 60 days written notice to the Adviser. During the year ended June 30, 2016, the Adviser waived $68,934 in fees for HTGF and recaptured $29,254 in previously waived fees for HDSPF.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	6/30/2018	6/30/2019
HTGF	$97,273	$68,934
HDSPF	$10,194	$—

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, and 0.25%, 0.40%, 1.00%, 0.25% and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class, Class I and Class R shares, respectively for HDSPF and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class A1, Class I and Class R shares are not currently accruing fees. Pursuant to the Plans, $63,758 in distribution fees for Class A shares and $3,479 in distribution fees for Investor Class shares for HTGF were incurred during the year ended June 30, 2016. Pursuant to the Plans, $126,230 in distribution fees for Class A shares and $21,827 in distribution fees for Investor Class shares for HDSPF were incurred during the year ended June 30, 2016.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of HTGF’s Class A shares for the year ended June 30, 2016, the Distributor received $16,082 from front-end sales charge of which $2,324 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A and Class A1 shares for the year ended June 30, 2016, the Distributor received $41,130 and $0, respectively, from front-end sales charge of which $6,906 and $0, respectively, was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

5.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

HTGF currently invests a portion of its assets in the ProShares Ultra S&P500 (“ProShares”). The Fund may redeem its investment in ProShares at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of HTGF may be directly affected by the performance of ProShares. The financial statements of the ProShares, including the portfolio of investments, can be found at ProShare’s website, www.proshares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2016, the percentage of HTGF’s net assets invested in ProShares was 25.6%.

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2016 and June 30, 2015 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$379,704	$—	$—	$379,704
HCM Dividend Sector Plus Fund	1,670,982	—	—	1,670,982

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2015	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$27,526	$—	$1,013	$28,539
HCM Dividend Sector Plus Fund	—	—	—	—

As of June 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$—	$(3,203,483)	$—	$—	$238,124	$(2,965,359)
HCM Dividend Sector Plus Fund	788,727	—	(485,284)	—	—	4,368,329	4,671,772

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (losses), and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The HCM Tactical Growth Fund incurred and elected to defer such late year losses of $43,558.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
HCM Tactical Growth Fund	$3,159,925
HCM Dividend Sector Plus Fund	485,284

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses and short-term capital gains, the reclassification of Fund distributions, and tax adjustments for real estate investment trusts and C-Corporation return of capital distributions resulted in reclassification for the year ended June 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
HCM Tactical Growth Fund	$—	$(18,148)	$18,148
HCM Dividend Sector Plus Fund	(33,549)	(186,674)	220,223

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended June 30, 2016, HTGF and HDSPF assessed $4,117 and $18,244, respectively, in redemption fees.

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of HCM Tactical Growth Fund and HCM Dividend Sector Plus Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of HCM Tactical Growth Fund, a series of the Northern Lights Fund Trust III, as of June 30, 2016, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period July 30, 2014 (commencement of operations) through June 30, 2015. We have also audited the accompanying statement of assets and liabilities, including the portfolio of investments, of HCM Dividend Sector Plus Fund, a series of the Northern Lights Fund Trust III (collectively, the Funds), as of June 30, 2016, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period March 11, 2015 (commencement of operations) through June 30, 2015. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of HCM Tactical Growth Fund and HCM Dividend Sector Plus Fund as of June 30, 2016, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the years then ended and for the periods from each Funds’ commencement of operations through June 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

/s/ RSM US LLP

Denver, Colorado

August 29, 2016

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2016

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	1/1/16	6/30/16	1/1/16 - 6/30/16	1/1/16 - 6/30/16
HCM Tactical Growth Fund - Class A	$1,000.00	$951.10	$9.76	1.99%
HCM Tactical Growth Fund - Class I	1,000.00	951.10	8.53	1.74%
HCM Tactical Growth Fund - Class R	1,000.00	951.10	9.02	1.84%
HCM Tactical Growth Fund - Investor Class	1,000.00	947.70	13.41	2.74%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,112.30	10.30	1.94%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,112.30	11.10	2.09%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,112.30	10.30	1.94%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,112.30	9.51	1.79%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,107.20	9.48	2.68%

Hypothetical
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,015.13	$10.08	1.99%
HCM Tactical Growth Fund - Class I	1,000.00	1,016.39	8.82	1.74%
HCM Tactical Growth Fund - Class R	1,000.00	1,015.89	9.32	1.84%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,011.36	13.85	2.74%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,015.38	9.83	1.94%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,014.63	10.59	2.09%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,015.38	9.83	1.94%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,016.13	9.07	1.79%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,011.66	9.05	2.68%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
JUNE 30, 2016

Renewal of Advisory Agreement – HCM Tactical Growth Fund

In connection with a meeting held on May 24th and 25th, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Howard Capital Management, Inc. (“HCM”), and the Trust, with respect to the HCM Tactical Growth Fund (“HCM TG” or the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to HCM TG and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board reviewed the background information of HCM’s investment personnel responsible for servicing the Fund and noted their satisfaction with their significant financial industry experience in research, portfolio management, compliance, and marketing. The Board re-examined HCM’s “HCM-Byline” model, noting that it is a proprietary tactical mathematical trend model designed to minimize losses in bear and volatile markets by producing signals utilized in determining the appropriate composition of the Fund’s portfolio. The Trustees acknowledged that HCM’s model based strategy appeared to be appropriately designed to be able to effectively minimize the risk of large drawdowns. The Board noted that HCM had added a new CCO earlier in the year with significant industry experience and also utilized an outside compliance firm to assist in its compliance needs. The Board considered that HCM monitors compliance with the Fund’s investment limitations by setting the inputs directly into to its model and manually reviews the portfolio on a regular basis. The Trustees observed that HCM has not had any material compliance or litigation issues since the previous approval of the advisory agreement. The Board noted HCM’s disciplined approach to investing and agreed that HCM has, and should continue to, deliver high quality service to the Fund and its shareholders.

Performance. The Board reviewed the performance of the Fund, noting that over the previous year, the Fund slightly underperformed its benchmark, the HFRX Equity Hedge Index, and underperformed both its peer group and the S&P 500, but outperformed the Fund’s Morningstar category and the Morningstar category selected by the adviser during the same period. Since inception, the Board observed that while the Fund outperformed the adviser selected Morningstar category, it was outperformed by the HFRX Equity Hedge Index, S&P 500, as well as its Morningstar category and peer group. The Board noted that the Fund had significant energy exposure in late 2015, which hurt the Fund’s performance and that the Fund has faced choppy market conditions since inception, which has limited the Fund’s upside potential. The Board acknowledged that the Fund has been reasonably successful in limiting large drawdowns, but has not had an opportunity over a full market

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
JUNE 30, 2016

cycle to prove its effectiveness. In view of these considerations, the Trustees agreed that HCM has the potential to produce satisfactory performance for the Fund.

Fees and Expenses. The Board noted that HCM charges the Fund an advisory fee of 1.25%, which was higher than averages of the Fund’s Morningstar category, adviser selected Morningstar category and peer group, while equal to the highest fee charged by funds in the peer group and Morningstar Large Value category. The Board noted the Fund’s expense ratio was also higher than each comparison group and near or at the top of the ranges of each. The Board observed that a significant portion of the Fund’s expense ratio was related to the fees charged by the underlying funds in which it invests (“AFFE”). The Board also considered that HCM charges a higher management fee to its individual clients for access to the same strategy methodologies. The Board concluded that, although the advisory fee is higher than the average of its peers, such fees were not unreasonable given the nature of the strategy and additional labor, research and resources it requires.

Economies of Scale. The Board discussed the size of the Fund and its prospect for growth, concluding that it had not yet achieved meaningful economies justifying breakpoints. Upon the Board’s request, HCM’s representative agreed that, as the Fund grows and HCM achieves economies of scale, the firm would be willing to discuss the implementation of breakpoints in the advisory fee. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis in connection with the operation of the Fund provided by HCM. They observed that HCM has realized a very modest profit both in terms of percentage of revenue and actual dollars. After discussion, the Trustees concluded the level of profit realized by HCM from its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from HCM as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the advisory agreement is in the best interests of the shareholders of HCM TG. After further discussion, upon a motion duly made and seconded, the following resolution was unanimously adopted:

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2016

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years***
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008).	37	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since 2007).	37	Monetta Mutual Funds (since 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	144	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	144	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976-2014).	37	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV and Northern Lights Variable Trust.

***	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/16-NLFT III-v1

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2016

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (2015 to present), Assistant Vice President, Gemini Fund Services, LLC (2012 - 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (2013 - 2014), Law Clerk, Gemini Fund Services, LLC (2009 - 2013), Legal Intern, NASDAQ OMX (2011 - 2011).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009- 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464

6/30/16-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Howard Capital Management, Inc.
555 Sun Valley Drive, Suite B-4
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 – $25,000

2015 – $25,000

(b)	Audit-Related Fees

2016 – None

2015 – None

(c)	Tax Fees
2016 – $5,000

2015 – $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
2016 - None

2015 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2015   2016

Audit-Related Fees:       0.00% 0.00%

Tax Fees:       0.00% 0.00%

All Other Fees:       0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:
2016 - $0,000
2015 - $0,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 9/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 9/8/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/8/16